UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5928
Legg Mason Partners Small Cap Core Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

LEGG MASON PARTNERS
SMALL CAP CORE FUND, INC.

FORM NQ
SEPTEMBER 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2006
Shares	Security	Value
COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 13.0%
Diversified Consumer Services — 1.5%
40,848	Jackson Hewitt Tax Service Inc.	$1,225,848
58,354	Sotheby's Holdings Inc., Class A Shares	1,881,333
2,600	Vertrue Inc. *	102,232
	Total Diversified Consumer Services	3,209,413
Hotels, Restaurants & Leisure — 1.5%
52,686	Bluegreen Corp. *	604,308
41,007	Dominos Pizza Inc.	1,051,830
29,052	Jack in the Box Inc. *	1,515,933
	Total Hotels, Restaurants & Leisure	3,172,071
Household Durables — 1.0%
5,500	Ethan Allen Interiors Inc.	190,630
29,700	Sealy Corp.	387,882
14,700	Tempur-Pedic International Inc. *	252,399
40,226	Yankee Candle Co. Inc.	1,177,415
	Total Household Durables	2,008,326
Internet & Catalog Retail — 0.8%
43,477	Priceline.com Inc. *	1,599,519
Media — 0.8%
25,600	Catalina Marketing Corp.	704,000
30,650	KNOLOGY Inc. *	304,048
32,700	LodgeNet Entertainment Corp. *	617,376
	Total Media	1,625,424
Multiline Retail — 0.2%
22,800	Conn's Inc. *	475,836
Specialty Retail — 4.0%
41,449	Aaron Rents Inc.	952,498
102,826	Charming Shoppes Inc. *	1,468,355
30,550	Guess? Inc. *	1,482,592
9,100	Men's Wearhouse Inc.	338,611
52,977	Payless ShoeSource Inc. *	1,319,127
44,600	Rent-A-Center Inc. *	1,306,334
42,597	Select Comfort Corp. *	932,023
19,500	Tween Brands Inc. *	733,200
	Total Specialty Retail	8,532,740
Textiles, Apparel & Luxury Goods — 3.2%
5,100	Brown Shoe Co. Inc.	182,784
17,100	Deckers Outdoor Corp. *	809,172
6,300	K-Swiss Inc., Class A Shares	189,378
17,300	Perry Ellis International Inc. *	534,224
37,640	Phillips-Van Heusen Corp.	1,572,223
21,700	Skechers USA Inc., Class A Shares *	510,167
80,500	Stride Rite Corp.	1,123,780
33,100	True Religion Apparel Inc. *	698,741
29,400	Wolverine World Wide Inc.	832,314
28,200	Xerium Technologies Inc.	312,456
	Total Textiles, Apparel & Luxury Goods	6,765,239
	TOTAL CONSUMER DISCRETIONARY	27,388,568
CONSUMER STAPLES — 3.1%
Beverages — 0.2%
10,200	Boston Beer Co. Inc., Class A Shares *	335,070
Food & Staples Retailing — 1.6%
25,400	Flowers Foods Inc.	682,752
22,332	Longs Drug Stores Corp.	1,027,495
See Notes to Schedule of Investments. 1

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2006
Shares	Security	Value
Food & Staples Retailing — 1.6% (continued)
28,100	Pantry Inc. *	$1,583,997
	Total Food & Staples Retailing	3,294,244
Food Products — 0.2%
17,400	Imperial Sugar Co.	541,488
Personal Products — 1.1%
33,800	Herbalife Ltd. *	1,280,344
39,000	NBTY Inc. *	1,141,530
	Total Personal Products	2,421,874
	TOTAL CONSUMER STAPLES	6,592,676
ENERGY — 7.7%
Energy Equipment & Services — 3.1%
54,300	Complete Production Services Inc. *	1,071,882
156,800	Grey Wolf Inc. *	1,047,424
273,165	Parker Drilling Co. *	1,934,008
69,300	Pioneer Drilling Co. *	889,812
18,000	SEACOR Holdings Inc. *	1,485,000
7,600	Union Drilling Inc. *	83,600
	Total Energy Equipment & Services	6,511,726
Oil, Gas & Consumable Fuels — 4.6%
24,700	Alon USA Energy Inc.	728,403
43,200	Aventine Renewable Energy Holdings Inc. *	924,048
39,600	Bois d'Arc Energy Inc. *	605,880
32,900	Delek US Holdings Inc. *	608,650
46,800	Holly Corp.	2,027,844
32,900	Permian Basin Royalty Trust	527,716
24,573	St. Mary Land & Exploration Co.	902,075
24,409	Swift Energy Co. *	1,020,784
20,300	Tsakos Energy Navigation Ltd.	905,380
106,700	VAALCO Energy Inc. *	766,106
22,321	W&T Offshore Inc.	651,997
	Total Oil, Gas & Consumable Fuels	9,668,883
	TOTAL ENERGY	16,180,609
FINANCIALS — 22.0%
Commercial Banks — 4.6%
24,443	City Holding Co.	974,542
13,100	Credicorp Ltd.	549,938
64,600	First BanCorp. of Puerto Rico	714,476
18,843	First Community Bancorp of California	1,054,266
21,300	Hancock Holding Co.	1,140,615
6,300	Intervest Bancshares Corp. *	274,428
50,298	Nara Bancorp Inc.	919,950
10,200	Preferred Bank	611,694
26,272	Southwest Bancorp of Oklahoma Inc.	678,343
38,954	Sterling Bancshares of Texas Inc.	788,819
19,870	Umpqua Holdings Corp.	568,282
9,100	West Coast Bancorp	277,914
59,564	Wilshire Bancorp Inc.	1,134,099
	Total Commercial Banks	9,687,366
Consumer Finance — 0.8%
41,477	Cash America International Inc.	1,620,921
Diversified Financial Services — 0.9%
48,300	Lazard Ltd., Class A	1,931,034
Insurance — 3.7%
7,100	21st Century Insurance Group	106,145
18,526	American Physicians Capital Inc. *	896,288
34,100	Argonaut Group Inc. *	1,058,123
See Notes to Schedule of Investments. 2

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2006
Shares	Security	Value
Insurance — 3.7% (continued)
8,300	CNA Financial Corp. *	$298,966
22,396	FPIC Insurance Group Inc. *	887,105
3,600	Nationwide Financial Services Inc., Class A Shares	173,160
45,794	Ohio Casualty Corp.	1,184,691
23,000	Philadelphia Consolidated Holding Corp. *	914,940
29,607	ProAssurance Corp. *	1,459,033
14,200	Reinsurance Group Of America	737,406
9,300	Seabright Insurance Holdings Inc. *	129,921
	Total Insurance	7,845,778
Real Estate Investment Trusts (REITs) — 8.8%
79,400	Anthracite Capital Inc.	1,021,084
31,439	Ashford Hospitality Trust	375,067
21,400	Cedar Shopping Centers Inc.	346,038
59,100	Deerfield Triarc Capital Corp.	774,801
32,600	DiamondRock Hospitality Co.	541,486
13,597	Digital Realty Trust Inc.	425,858
84,904	Equity Inns Inc.	1,351,672
28,110	First Industrial Realty Trust Inc.	1,236,840
70,800	Hersha Hospitality Trust	679,680
35,900	Home Properties Inc.	2,052,044
21,770	Jones Lang LaSalle Inc.	1,860,900
50,000	KKR Financial Corp.	1,227,000
29,845	LaSalle Hotel Properties	1,293,482
47,887	National Retail Properties Inc.	1,034,359
35,310	Newcastle Investment Corp.	967,847
19,800	Ramco-Gershenson Properties Trust	632,610
41,300	Resource Capital Corp.	638,085
51,300	Senior Housing Properties Trust	1,094,742
37,081	Sunstone Hotel Investors Inc.	1,102,048
	Total Real Estate Investment Trusts (REITs)	18,655,643
Thrifts & Mortgage Finance — 3.2%
55,300	BankUnited Financial Corp., Class A Shares	1,441,671
43,874	Corus Bankshares Inc.	981,023
66,900	First Niagara Financial Group Inc.	975,402
42,450	FirstFed Financial Corp. *	2,407,764
26,310	TierOne Corp.	892,698
	Total Thrifts & Mortgage Finance	6,698,558
	TOTAL FINANCIALS	46,439,300
HEALTH CARE — 11.7%
Biotechnology — 1.4%
97,481	Isis Pharmaceuticals Inc. *	699,914
50,443	Luminex Corp *	919,576
56,770	Tanox Inc. *	671,021
14,042	Techne Corp. *	714,176
	Total Biotechnology	3,004,687
Health Care Equipment & Supplies — 4.5%
13,380	Bio-Rad Laboratories Inc., Class A *	946,368
66,100	Candela Corp. *	721,151
21,800	Haemonetics Corp. *	1,020,240
95,600	LifeCell Corp. *	3,080,232
47,110	Molecular Devices Corp. *	871,064
46,400	STERIS Corp.	1,116,384
64,221	Viasys Healthcare Inc. *	1,749,380
	Total Health Care Equipment & Supplies	9,504,819
Health Care Providers & Services — 3.1%
20,396	Amedisys Inc. *	809,109
39,500	AMERIGROUP Corp. *	1,167,225
20,900	Nighthawk Radiology Holdings Inc. *	399,817
See Notes to Schedule of Investments. 3

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2006
Shares	Security	Value
Health Care Providers & Services — 3.1% (continued)
48,866	Res-Care Inc. *	$981,718
20,500	Sierra Health Services Inc. *	775,720
40,300	WellCare Health Plans Inc. *	2,282,189
	Total Health Care Providers & Services	6,415,778
Pharmaceuticals — 2.7%
67,676	Alpharma Inc., Class A Shares	1,582,942
59,900	K-V Pharmaceutical Co., Class A Shares *	1,419,630
24,100	Perrigo Co.	408,977
87,778	Sciele Pharma Inc. *	1,653,737
29,700	Valeant Pharmaceuticals International	587,466
	Total Pharmaceuticals	5,652,752
	TOTAL HEALTH CARE	24,578,036
INDUSTRIALS — 14.9%
Aerospace & Defense — 1.2%
34,674	Armor Holdings Inc. *	1,987,860
12,400	Ceradyne Inc. *	509,516
	Total Aerospace & Defense	2,497,376
Air Freight & Logistics — 0.2%
16,500	Pacer International Inc.	458,040
Airlines — 0.8%
29,500	Continental Airlines Inc., Class B Shares *	835,145
38,922	SkyWest Inc.	954,367
	Total Airlines	1,789,512
Building Products — 0.7%
41,300	Insteel Industries Inc.	820,631
28,400	Lamson & Sessions Co. *	676,488
	Total Building Products	1,497,119
Commercial Services & Supplies — 3.3%
10,200	Administaff Inc.	343,740
16,800	Clean Harbors Inc. *	731,640
12,000	Consolidated Graphics Inc. *	722,040
31,000	Herman Miller Inc.	1,060,510
13,300	ICT Group Inc. *	418,551
78,700	IKON Office Solutions Inc.	1,057,728
39,157	John H. Harland Co.	1,427,273
38,343	Kforce Inc. *	457,432
44,100	Steelcase Inc., Class A Shares	691,929
	Total Commercial Services & Supplies	6,910,843
Construction & Engineering — 0.5%
83,700	Comfort Systems USA Inc.	959,202
Electrical Equipment — 2.4%
25,600	AO Smith Corp.	1,009,408
34,300	General Cable Corp. *	1,310,603
15,087	Genlyte Group Inc. *	1,074,194
36,709	Regal-Beloit Corp.	1,596,842
	Total Electrical Equipment	4,991,047
Machinery — 4.4%
37,500	EnPro Industries Inc. *	1,127,250
10,400	Freightcar America Inc.	551,200
23,666	Gardner Denver Inc. *	782,871
32,000	Gehl Co. *	856,960
17,211	H&E Equipment Services Inc. *	419,777
14,900	JLG Industries Inc.	295,169
29,187	Lincoln Electric Holdings Inc.	1,589,232
83,500	Mueller Water Products Inc., Class A *	1,219,935
38,947	Trinity Industries Inc.	1,252,925
See Notes to Schedule of Investments. 4

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2006
Shares	Security	Value
Machinery — 4.4% (continued)
43,438	Wabtec Corp.	$1,178,473
	Total Machinery	9,273,792
Marine — 0.1%
12,100	Horizon Lines Inc., Class A	202,070
Road & Rail — 0.8%
38,550	Arkansas Best Corp.	1,658,807
Trading Companies & Distributors — 0.5%
93,500	BlueLinx Holdings Inc.	890,120
16,300	Rush Enterprises Inc. *	271,884
	Total Trading Companies & Distributors	1,162,004
	TOTAL INDUSTRIALS	31,399,812
INFORMATION TECHNOLOGY — 16.0%
Communications Equipment — 2.7%
46,197	ADTRAN Inc.	1,101,336
45,965	Arris Group Inc. *	526,759
59,194	Avocent Corp. *	1,782,923
56,610	CommScope Inc. *	1,860,205
28,400	Radyne Corp. *	347,616
	Total Communications Equipment	5,618,839
Computers & Peripherals — 1.3%
26,521	Imation Corp.	1,064,818
25,100	Komag Inc. *	802,196
183,526	Mcdata Corp., Class A Shares *	923,136
	Total Computers & Peripherals	2,790,150
Electronic Equipment & Instruments — 3.1%
72,400	AVX Corp.	1,280,756
33,100	Nam Tai Electronics Inc.	406,799
26,600	Orbotech Ltd. *	630,420
44,559	Plexus Corp. *	855,533
311,000	Sanmina-SCI Corp. *	1,163,140
10,100	SYNNEX Corp. *	232,401
72,700	TTM Technologies Inc. *	850,590
60,100	Xyratex Ltd. *	1,145,506
	Total Electronic Equipment & Instruments	6,565,145
Internet Software & Services — 1.2%
18,800	CryptoLogic Inc.	414,352
105,900	RealNetworks Inc. *	1,123,599
79,290	United Online Inc.	965,752
	Total Internet Software & Services	2,503,703
IT Services — 1.5%
76,955	CSG Systems International Inc. *	2,033,921
13,300	Ness Technologies Inc. *	177,555
65,100	Perot Systems Corp., Class A Shares *	897,729
	Total IT Services	3,109,205
Semiconductors & Semiconductor Equipment — 4.7%
92,300	Amkor Technology Inc. *	476,268
300,900	Atmel Corp. *	1,817,436
166,600	Cirrus Logic Inc. *	1,214,514
16,600	Cymer Inc. *	728,906
42,900	OmniVision Technologies Inc. *	612,183
302,900	ON Semiconductor Corp. *	1,781,052
299,900	TriQuint Semiconductor Inc. *	1,559,480
105,173	Zoran Corp. *	1,691,182
	Total Semiconductors & Semiconductor Equipment	9,881,021
See Notes to Schedule of Investments. 5

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2006
Shares	Security	Value
INFORMATION TECHNOLOGY — 16.0% (continued)
Software — 1.5%
39,731	Hyperion Solutions Corp. *	$1,369,925
981,378	Storagenetworks Inc. (a)	1
44,200	Sybase Inc. *	1,071,408
23,939	Transaction Systems Architects Inc., Class A Shares *	821,586
	Total Software	3,262,920
	TOTAL INFORMATION TECHNOLOGY	33,730,983
MATERIALS — 6.8%
Chemicals — 2.7%
7,273	FMC Corp.	465,981
74,870	H.B. Fuller Co.	1,754,953
89,700	Hercules Inc. *	1,414,569
30,800	Koppers Holdings Inc.	584,276
54,500	Spartech Corp.	1,458,965
	Total Chemicals	5,678,744
Construction Materials — 0.7%
40,820	Eagle Materials Inc.	1,374,817
Containers & Packaging — 0.8%
20,800	Greif Inc., Class A Shares	1,666,288
Metals & Mining — 2.6%
70,276	Commercial Metals Co.	1,428,711
23,700	Gibraltar Industries Inc.	525,666
378,300	Northgate Minerals Corp. *	1,210,560
7,617	Novamerican Steel Inc. *	254,408
44,042	Reliance Steel & Aluminum Co.	1,415,510
14,102	Steel Dynamics Inc.	711,446
	Total Metals & Mining	5,546,301
	TOTAL MATERIALS	14,266,150
TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 1.1%
194,200	Cincinnati Bell Inc. *	936,044
12,900	CT Communications Inc.	280,188
55,542	Time Warner Telecom Inc., Class A Shares *	1,055,853
	TOTAL TELECOMMUNICATION SERVICES	2,272,085
UTILITIES — 2.3%
Electric Utilities — 1.2%
25,600	IDACORP Inc.	967,936
39,349	Sierra Pacific Resources *	564,264
28,300	Unisource Energy Corp.	943,239
	Total Electric Utilities	2,475,439
Gas Utilities — 0.7%
35,625	Energen Corp.	1,491,619
Multi-Utilities — 0.4%
33,900	Avista Corp.	802,752
	TOTAL UTILITIES	4,769,810
See Notes to Schedule of Investments. 6

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2006
	Security	Value
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $187,615,848)	$207,618,029
Face Amount	Security	Value
SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$1,464,000	Interest in $414,241,000 joint tri-party repurchase agreement dated 9/29/06
	with Banc of America Securities LLC, 5.300% due 10/2/06; Proceeds at
	maturity- $1,464,647; (Fully collateralized by various U.S. Government
	Agency Obligations, 0.000% to 5.600% due 2/28/07 to 9/26/13; Market
	value- $1,493,281)
	(Cost — $1,464,000)	1,464,000
	TOTAL INVESTMENTS — 99.3% (Cost — $189,079,848#)	209,082,029
	Other Assets in Excess of Liabilities — 0.7%	1,489,378
	TOTAL NET ASSETS — 100.0%	$210,571,407

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

 7

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Core Fund, Inc. (formerly known as Smith Barney Small Cap Core Fund, Inc) (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)     Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)     Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)     Security Transactions. Security transactions are accounted for on a trade date basis.

2.     Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,263,397
Gross unrealized depreciation	(11,261,216)

Net unrealized appreciation	$20,002,181

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Small Cap Core Fund, Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: November 28, 2006